Trade payables and others (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other payables [abstract]
Disclosure of trade payables and others
This line item is analyzed as follows:

	December 31,
(in thousands of euro)	2023	2024	2025
Suppliers (excluding payables related to capital expenditures)	8,561	7,923	7,475
Tax and employee-related payables	7,021	6,962	6,546
Other payables (1)	1,436	1,122	1,021
Trade payables and others excluding payables related to capital expenditures	17,018	16,007	15,042
Payables related to capital expenditures	—	—	—
Payables and others	17,018	16,007	15,042
(1) As of December 31, 2023, 2024 and 2025, this amount mainly includes the liability relating to the payment of the guarantee fees on the two State Guaranteed Loans obtained from Société Générale and BNP Paribas in 2021. The cost of the guarantee is spread out until the end of the repayment of said loans, i.e., December 31, 2027 (see note 9).